Provisions (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Provisions

Provisions consist of the following:

	As at March 31,
	2019		2019			2018
	(In millions)
Current
Product warranty	US$	1,070.7	Rs.	74,042.5		Rs.	64,815.0
Legal and product liability		201.7		13,951.2			10,999.2
Provision for residual risk		12.3		851.2			622.0
Provision for environmental liability		18.1		1,254.7			978.8
Employee related and other provisions		171.7		11,867.9	*		2,003.5

Total-Current	US$	1,474.5	Rs.	101,967.5		Rs.	79,418.5

Non-current
Product warranty	US$	1,460.1	Rs.	100,970.1		Rs.	94,521.6
Legal and product liability		56.6		3,913.1			2,199.5
Provision for residual risk		40.1		2,776.2			2,547.6
Provision for environmental liability		20.0		1,381.2			1,500.5
Employee benefits obligations		119.5		8,263.5			7,380.0
Other provisions		17.9		1,244.4			1,344.1

Total-Non-current	US$	1,714.2	Rs.	118,548.5		Rs.	109,493.3

* Includes employee separation cost provision.

	Year ended March 31,
	2019		2019		2019		2019
	Product Warranty				Legal and product Liability
	(In millions)
Balance at the beginning	US$	2,304.1	Rs.	159,336.6	US$	190.9	Rs.	13,198.7
Adjustment on initial application of IFRS 15 (refer note 2(x))		(19.9)		(1,376.5)		—		—
Provision made during the year		1,507.3		104,237.0 *		211.9		14,654.8
Provision used during the year		(1,244.9)		(86,087.7)		(142.5)		(9,857.3)
Impact of discounting		27.7		1,912.5		—		—
Currency translation		(43.5)		(3,009.3)		(2.0)		(131.9)

Balance at the end	US$	2,530.8	Rs.	175,012.6	US$	258.3	Rs.	17,864.3

Current	US$	1,070.7	Rs.	74,042.5	US$	201.7	Rs.	13,951.2
Non-current	US$	1,460.1	Rs.	100,970.1	US$	56.6	Rs.	3,913.1

* Provision includes estimated recovery from suppliers Rs. (29.6) million.

	Year ended March 31,
	2019		2019		2019		2019
	Provision for residual risk				Provision for environmental liability
	(In millions)
Balance at the beginning	US$	45.8	Rs.	3,169.6	US$	35.9	Rs.	2,479.3
Provision made during the year		10.5		724.9		14.6		1,009.4
Provision used during the year		(3.5)		(239.5)		(11.6)		(799.3)
Currency translation		(0.4)		(27.6)		(0.8)		(53.5)

Balance at the end	US$	52.4	Rs.	3,627.4	US$	38.1	Rs.	2,635.9

Current	US$	12.3	Rs.	851.2	US$	18.1	Rs.	1,254.7
Non-current	US$	40.1	Rs.	2,776.2	US$	20.0	Rs.	1,381.2